Label	Element	Value
Virtus SGA Emerging Markets Equity Fund
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Supplement dated December 15, 2025 to the Fund’s Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus pertaining to the Fund,

each dated January 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, the Fund’s investment adviser will implement new expense limitation arrangements to further limit the Fund’s expenses and will extend the term of the expense limitation arrangements for all of the Fund’s classes of shares. The resulting changes to the Fund’s prospectuses are as follows:

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Risk/Return [Heading]	oef_RiskReturnHeading	Virtus SGA Emerging Markets Equity Fund
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Virtus SGA Emerging Markets Equity Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.42%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.67%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.46%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,026
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,387
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,399
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	690
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	1,026
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,387
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,399
Virtus SGA Emerging Markets Equity Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.38%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.38%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	2.21%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 324
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	724
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,253
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,702
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	724
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,253
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,702
Virtus SGA Emerging Markets Equity Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.32%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.21%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	712
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,580
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	123
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	406
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	712
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,580
Virtus SGA Emerging Markets Equity Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.22%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.98%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	361
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	645
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,454
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	100
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	361
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	645
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,454

[1]

Not included in the table are extraordinary expenses. If such amounts were reflected in this table, the Other Expenses would have been 0.44% for Class A Shares, 0.40% for Class C Shares, 0.34% for Class I Shares and 0.24% for Class R6 Shares.

[2]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.46% for Class A Shares, 2.21% for Class C Shares, 1.21% for Class I Shares and 0.98% for Class R6 Shares through January 31, 2027. Prior to January 31, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

[3]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.